Segment information - Summary of Reconciliation of Income to CCS Earnings (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to Shell plc shareholders		$ 18,040	$ 7,116	$ 3,428	$ 25,156	$ 9,087
Income/(loss) attributable to non-controlling interest		198	203	131	401	255
Income/(loss) for the period	[1]	18,238	7,319	3,559	25,557	9,343
CCS earnings
Current cost of supplies adjustment:
Purchases		(1,929)	(2,794)	(994)	(4,723)	(2,625)
Taxation		496	682	208	1,178	562
Share of profit/(loss) of joint ventures and associates		(46)	(68)	(33)	(114)	(108)
Current cost of supplies adjustment		(1,479)	(2,180)	(818)	(3,659)	(2,172)
of which:
Attributable to Shell plc shareholders		(1,363)	(2,090)	(793)	(3,453)	(2,108)
Attributable to non-controlling interest		(116)	(89)	(25)	(205)	(64)
CCS earnings		16,759	5,140	2,741	21,899	7,171
of which:
CCS earnings attributable to Shell plc shareholders		16,677	5,026	2,634	21,703	6,980
CCS earnings attributable to non-controlling interest		$ 82	$ 114	$ 106	$ 196	$ 191

[1]	See Note 2 “Segment information”.